Document And Entity Information	Apr. 04, 2024
Document Information [Line Items]
Entity, Registrant Name	Conagra Brands, Inc.
Document, Type	8-K
Document, Period End Date	Apr. 04, 2024
Entity, Incorporation, State or Country Code	DE
Entity, File Number	1-7275
Entity, Tax Identification Number	47-0248710
Entity, Address, Address Line One	222 W. Merchandise Mart Plaza,
Entity, Address, Address Line Two	Suite 1300
Entity, Address, City or Town	Chicago
Entity, Address, State or Province	IL
Entity, Address, Postal Zip Code	60654
City Area Code	312
Local Phone Number	549-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	CAG
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000023217